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IQ MacKay Multi-Sector Income ETF
IQ MacKay Multi-Sector Income ETF
Investment Objective
The IQ MacKay Multi-Sector Income ETF (the “Fund”) seeks to maximize current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Shareholder Fees	IQ MacKay Multi-Sector Income ETF IQ MacKay Multi-Sector Income ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ MacKay Multi-Sector Income ETF IQ MacKay Multi-Sector Income ETF
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.74%
Expense Waiver/Reimbursement	0.34%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.40%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.40% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ MacKay Multi-Sector Income ETF | IQ MacKay Multi-Sector Income ETF | USD ($)	41	128	224	505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was 131% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund seeks to achieve its investment objective primarily through a flexible multisector investment process that allocates investments across the global fixed-income markets. The Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; bank loans; loan participation interests; convertible bonds; contingent convertible securities (CoCos); variable or floating rate debt securities; preferred securities; and hybrid instruments. The Fund may invest up to 60% of its assets in debt instruments that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3), or, if unrated, judged to be of comparable quality by the Subadvisor. Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the instrument’s credit quality. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Fund may invest without limitation in securities of foreign issuers and may invest up to 20% of its assets in emerging market issuers. Up to 20% of the Fund’s assets may be exposed to non-US currency risk. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider, such as Bloomberg. The currency exposure of non-U.S. investments may or may not be hedged. The Fund may invest up to 5% of its total assets in exchange-traded funds and other exchange-traded vehicles, mutual funds and closed-end funds.
The Fund intends to invest in a broad array of fixed-income sectors to achieve its investment objective. The Fund will not be constrained by portfolio management relative to an index. Because the Fund does not track a fixed-income index, its performance may vary at times and demonstrate low correlation to traditional fixed-income indices.
The Fund will generally seek to maintain a portfolio modified duration to worst that does not exceed the duration of the Bloomberg Barclays U.S. Universal Index by more than 1 year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Fund may invest in derivatives, such as futures, forwards, options, forward commitments and swap agreements, including interest rate, total return and credit default swaps to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings or manage duration.
The Fund may invest in mortgage dollar rolls, to-be-announced (“TBA”) securities transactions, variable rate notes and floating rate notes. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Investment Process: MacKay Shields LLC (the “Subadvisor”) seeks to identify investment opportunities through an investment process focused on macroeconomic analysis and bottom-up security selection. The Subadvisor allocates the Fund’s investments among various fixed income sectors and other securities and investments based on current and projected economic and market conditions. The Fund may invest across fixed income sectors, geographies and credit qualities, and in additional types of securities and investments.
The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.
The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic and foreign economies, and meaningful changes in the issuer’s financial condition, including changes in the issuer’s credit risk and competitiveness.

Principal Risks
Performance Information
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.